Document and Entity Information	Jun. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2026
Entity Registrant Name	TIC Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42524
Entity Tax Identification Number	66-1076867
Entity Address, Address Line One	200 South Park Road
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33021
City Area Code	954
Local Phone Number	495-2112
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	TIC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002032966